INTEREST IN JOINT VENTURES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Unrecognised share of losses of joint ventures	$ 31,000	$ 2,476,000	$ 1,873,000